HOMES 2026-NQM6 TRUST ABS-15G

Exhibit 99.3

Schedule 3 - Clarifii Rating Agency Grades Detail Report

Loan ID	Seller Loan ID	Redaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	XXXX	994	C	A	C	A	A	A	A	A	Closed	FCRE0108	2026-06-15 14:28	2026-07-09 12:32	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received evidence of Fidelity Coverage with a limit of $150000. - Due Diligence Vendor-07/09/2026 Ready for Review-Document Uploaded. - Seller-07/08/2026 Open-Fidelity Coverage not met. No evidence of fidelity/crime coverage shows on master policy. Guidelines silent, referred to XXXX. - Due Diligence Vendor-06/15/2026	Ready for Review-Document Uploaded. - Seller-07/08/2026	Resolved-Received evidence of Fidelity Coverage with a limit of $150000. - Due Diligence Vendor-07/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 786 LTV is less than guideline maximum - Required is 75 Borrower has 44.44		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	9751570